15 INCOME TAXES: Schedule of Expiration of Canadian non-capital income tax losses (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Expiration of Canadian non-capital income tax losses

Year	Canada
2023	386,011
2024	120,522
2025	1,247,040
2026	765,696
2027	2,924,214
2028	259,259
2029	165,792
2030	182,480
2031	278,033
2032	637,864
2033	383,720
2034	1,085,045
2035	1,464,744
2036	2,667,838
2037	2,336,477
14,904,735